WARRANTS (Details Narrative) - USD ($)		1 Months Ended							3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 20, 2022	May 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Warrants to purchase				25,915,437	4,236,111					25,915,437	4,236,111	5,000,000						5,000,000	25,915,437
Sale of common stock										403,225	4,361,111	10,000,000
Warrant term										2024-12		2026-05
Warrant exercise price per share				$ 0.11						$ 0.11		$ 0.11						$ 0.11	$ 0.11
Warrants outstanding												$ 87,249						$ 87,249
Shares vested				60,000	250,000	60,000	250,000				60,000	60,000
Stock Issued During Period, Value, New Issues												$ 600,000		$ 106,000					$ 1,573,000
Exercise of warrants shares													10,500,000
SharesIssued													6,500,000
Common shares issued for services										$ 21,960					$ 23,300	$ 15,000	$ 51,750	$ 430,427	$ 540,136	$ 36,800
Common shares issued for services, shares										200,000			6,500,000		1,250,000	1,500,000
Expected term									5 years		10 years		5 years	3 years			5 years
Share price					$ 0.114						$ 0.114
Expected volatility rate									44.12%		35.13%						44.12%
Exercise price					0.11						$ 0.11
Expected dividend rate											1.47%
Shares issued for cash, shares										13,159,331	4,361,111	10,000,000		8,500,000
Stock issued during period shares exercise of warrants													6,500,000
Convertible Senior Secured Note [Member]
Warrant exercise price per share									$ 0.0001
Two Peoples [Member]
Warrants to purchase														6,750,000						6,750,000
Warrant outstanding amount														$ 44,135						$ 44,135
Share price														$ 0.03						$ 0.03
Exercise price														$ 0.05						$ 0.05
Subsequent Event [Member]
Shares vested	250,000	250,000	60,000
Legal Services [Member]
Warrants to purchase												3,000,000						3,000,000
Warrant outstanding amount												$ 155,717						$ 155,717
Minimum [Member]
Warrant exercise price per share				$ 0.09	0.15					$ 0.09	$ 0.15	$ 0.20						$ 0.20	$ 0.09
Minimum [Member] | Two Peoples [Member]
Expected volatility rate														30.22%
Expected dividend rate														0.08%
Maximum [Member]
Warrant exercise price per share				$ 0.15	$ 0.14					$ 0.15	$ 0.14	0.10	$ 0.05					0.10	$ 0.15
Maximum [Member] | Two Peoples [Member]
Expected volatility rate														109.96%
Expected dividend rate														0.11%
Maximum [Member] | Legal Services [Member]
Warrant exercise price per share												$ 0.10						$ 0.10
Common Stock [Member]
Warrants to purchase				403,225	4,236,111				22,857,143	403,225	4,236,111		10,500,000	4,550,000					403,225	4,550,000
Warrant exercise price per share														$ 0.05						$ 0.05
Warrant outstanding amount									$ 900,000					$ 54,555						$ 54,555
Stock Issued During Period, Value, New Issues										$ 523,000	$ 425,000		$ 525,000						$ 2,752
Common shares issued for services								$ 7,400		$ 21,960							$ 100	$ 771	$ 872	$ 170
Common shares issued for services, shares								1,000,000		200,000							1,000,000	7,715,000	8,715,000	1,700,000
Warrants description													1							the Company in conjunction with the issuance of short-term debt at the rate of 10 warrants for each $1 loaned
Shares issued for cash, shares										13,159,331			10,500,000						27,520,442
Warrant [Member]
Warrants to purchase				25,512,212	1,000,000					25,512,212	1,000,000	1,000,000	1,100,000					1,000,000	25,512,212
Sale of common stock										12,756,106
Warrant term										2024-12	2024-07
Warrant exercise price per share					$ 0.124						$ 0.124			$ 0.05						$ 0.05
Warrant outstanding amount					$ 34,382						$ 34,382	$ 51,906	$ 9,533					$ 51,906
Stock Issued During Period, Value, New Issues										$ 25,000
Common shares issued for services													$ 325,000
Shares issued for cash, shares										403,225
Warrants [Member]
Warrants to purchase													5,000,000
Warrant exercise price per share													$ 0.05
Warrant outstanding amount													$ 40,600
Warrants [Member] | Minimum [Member]
Share price													$ 0.04
Expected volatility rate													60.51%
Exercise price													$ 0.05
Expected dividend rate													0.09%
Warrants [Member] | Minimum [Member] | Black Scholes [Member]
Exercise price													$ 0.0001
Warrants [Member] | Maximum [Member]
Share price													$ 0.10
Expected volatility rate													31.56%
Exercise price													$ 0.2
Expected dividend rate													0.83%